March 13, 2019

CENTAUR TOTAL RETURN Fund

A series of Centaur Mutual Funds Trust

Supplement to the Summary Prospectus, Statutory Prospectus and the Statement of Additional Information, each dated February 28, 2019

This supplement to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information each dated February 28, 2019, for the Centaur Total Return Fund (the “Fund”), a series of the Centaur Mutual Funds Trust (the “Trust”), updates the information described below. For further information, please contact the Fund toll-free at 1-888-484-5766. You may also obtain additional copies of the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at http://www.dcmmutualfunds.com.

Approval of New Investment Advisory Agreement

On March 7, 2019, at a Special Meeting of the Shareholders of the Fund, the shareholders approved a new investment advisory agreement between the Trust, on behalf of the Fund, and DCM Advisors, LLC ("DCM"), a Delaware limited liability company, registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Changes to the Summary Prospectus and Statutory Prospectus

The following replaces the fee table and expense example that follows the heading “Fees and Expenses of the Fund” on page 1 of the Summary Prospectus and “Summary – Fees and Expenses of the Fund” on page 2 of the Statutory Prospectus:

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.06%
Acquired Fund Fees and Expenses[2]	0.14%
Total Annual Fund Operating Expenses	1.95%
Fee Reductions and/or Expense Reimbursements[3]	(0.31%)
Total Annual Fund Operating Expenses After
Fee Reductions and/or Expense Reimbursements[3]	1.64%

[1]	Effective as of March 7, 2019, the management fee was reduced from 1.50% to 0.75%. The expense information in the table has been restated to reflect the current management fee.

March 13, 2019

[2]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

[3]	Effective as of March 7, 2019, DCM Advisors, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Fund and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, “acquired fund fees and expenses,” and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”)) to not more than 1.50% of the average daily net assets of the Fund for the period ending February 28, 2021. The Expense Limitation Agreement may not be terminated prior to that date without the approval of the Board of Trustees of Centaur Mutual Funds Trust (the “Trust”). Prior to March 7, 2019, the Advisor and the Fund’s previous advisor, Centaur Capital Partners, L.P., had each entered into an Expense Limitation Agreement with the Fund with an expense cap of 1.95%. The expense information in the table has been restated to reflect the current Expense Limitation Agreement’s cap of 1.50%.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, except that the contractual arrangement to reduce Management Fees and reimburse expenses remains in effect only until February 28, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$167	$552	$994	$2,224

Changes to the Statutory Prospectus

The following replaces in its entirety the section entitled “Management of the Fund – Investment Advisor” on page 14 of the Prospectus:

DCM Advisors, LLC, 475 Park Avenue South, 9th Floor, New York, NY 10016 is the investment advisor for the Fund and has served in such capacity since November 16, 2018. The Advisor serves in the capacity of investment advisor to the Fund pursuant to an investment advisory agreement dated March 7, 2019 with the Trust on behalf of the Fund (the “Advisory Agreement”). Prior to shareholder approval of the Advisory Agreement on March 7, 2019, the Advisor served as investment advisor to the Fund pursuant to an Interim Investment Advisory Agreement dated November 16, 2018 (the “Interim Advisory Agreement”). Subject to the authority of the Board of Trustees of the Trust (the “Board” or “Trustees”), the Advisor provides guidance and policy direction in connection with its daily management of the Fund’s assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.

March 13, 2019

The Advisor, organized as a Delaware limited liability company, is controlled by Dinosaur Group Holdings, LLC. The Advisor and its affiliates have experience in managing investments for clients, including individuals, corporations, non-taxable entities, and other business and private accounts, since October 2002. The portfolio managers have managed investments for clients for a combined 70 years. Although the Advisor has experience advising clients with strategies similar to the Fund, it has not previously managed a mutual fund.

Advisor Compensation. As full compensation for the investment advisory services provided to the Fund under the Advisory Agreement, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.75%. Under the Interim Advisory Agreement, the Advisor received monthly compensation based on the Fund’s average daily net assets at the annual rate of 1.50%. Prior to November 16, 2018, the Fund paid the Fund’s previous investment advisor, Centaur Capital Partners, L.P. (the “Prior Advisor”), an investment advisory fee based on the Fund’s average daily net assets at the annual rate of 1.50%. Because the Advisor assumed the role of investment advisor to the Fund effective November 16, 2018, it did not receive any investment advisory fees from the Fund during the Fund’s fiscal year ended October 31, 2018. However, the net aggregate investment advisory fees paid to the Prior Advisor by the Fund for the Fund’s fiscal year ended October 31, 2018 as a percentage of average net assets was 0.89%.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with the Fund effective March 7, 2019 under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Fund and assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, “acquired fund fees and expenses,” and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 1.50% of the average daily net assets of the Fund for the period ending February 28, 2021. The Fund or the Advisor may terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days’ written notice as set forth in the Expense Limitation Agreement. Prior to March 7, 2019, the Advisor contractually agreed to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.95% under an Interim Expense Limitation Agreement. In addition, prior to November 16, 2018, the Prior Advisor contractually agreed to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.95%.

The following updates the paragraph in its entirety, under the Section “Additional Information” on page 27 of the Prospectus:

By mail:	Centaur Mutual Funds Trust

      c/o Transfer Agency

      P.O. Box 46707

      Cincinnati, OH 45246-0707

Changes to the Statement of Additional Information

The following replaces in its entirety the eighth paragraph in the section entitled “Portfolio Transactions” on page 17 of the Statement of Additional Information:

Under Section 28(e) of the Securities Exchange Act of 1934 and the Fund’s investment advisory agreement with the Advisor (the “Advisory Agreement”), the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians and other providers. Research may be received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e., not related to the making of investment decisions). Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds. The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor in connection with the Fund. Although such information may be a useful supplement to the Advisor’s own investment information in rendering services to the Fund, the value of such research and services is not expected to materially reduce the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.

March 13, 2019

The following replaces in its entirety the section entitled “Management and Other Service Providers - Investment Advisor” on page 27 of the SAI:

Investment Advisor. DCM Advisors, LLC has been the investment advisor for the Fund since November 16, 2018. Information about the Advisor, located at 475 Park Avenue South, 9th Floor, New York, NY 10016, and its duties and compensation as Advisor, is contained in the Prospectus. The Advisor supervises the Fund’s investments pursuant to the Advisory Agreement. The Advisor is controlled by Dinosaur Group Holdings, LLC. The Advisory Agreement is effective for a two-year period and may be renewed for additional one-year periods only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are neither parties to the Advisory Agreement nor interested persons of any such party, or by vote of a majority of the Fund’s outstanding voting securities. The Advisory Agreement is terminable without penalty on 60-days’ notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

The Advisor manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions and provides the Fund with two portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. Dr. Vijay Chopra and Gregory Serbe are responsible for the day-to-day management of the Fund’s portfolio.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except: a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or a loss resulting from the Advisor’s reckless disregard of its duties and obligations under the Agreement.

For its services, the Fund pays the Advisor an advisory fee equal to an annualized rate of 0.75% of the average daily net assets of the Fund, calculated as of the last business day of each month and paid within 15 days thereafter. In addition, the Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Fund and assume other expenses of the Fund through the period ending February 28, 2021, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expenses on securities sold short, “acquired fund fees and expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 1.50% of the average daily net assets of the Fund for any fiscal year. The Fund or the Advisor may terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days’ notice to the Trust as set forth in the Expense Limitation Agreement. Prior to March 7, 2019, the Fund paid the Advisor under the Interim Advisory Agreement an advisory fee equal to an annualized rate of 1.50% of the average daily net assets of the Fund, calculated as of the last business day of each month and paid within 15 days thereafter. In addition, the Advisor and the Fund had entered into an Interim Expense Limitation Agreement under which the Advisor agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Fund and assume other expenses of the Fund through the period ending February 28, 2020, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expenses on securities sold short, “acquired fund fees and expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 1.95% of the average daily net assets of the Fund for any fiscal year. Both the Interim Advisory Agreement and the Interim Expense Limitation expired upon shareholder approval of the Advisory Agreement on March 7, 2019. The Fund did not pay any advisory fees to the Advisor during the fiscal year ended October 31, 2018.

March 13, 2019

Prior to the Advisor becoming the investment advisor to the Fund on November 16, 2018, the Fund paid Centaur Capital Partners, L.P., the Fund’s previous investment advisor (the “Prior Advisor”), an advisory fee equal to an annualized rate of 1.50% of the average daily net assets of the Fund. In addition, the Prior Advisor had entered into an expense limitation agreement with the Fund under which the Prior Advisor had agreed to reduce the amount of the investment advisory fees to be paid to the Prior Advisor by the Fund and assume other expenses of the Fund in an amount that limited Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expenses on securities sold short, “acquired fund fees and expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount not exceeding 1.95% of the average daily net assets of the Fund for any fiscal year. For the Fund fiscal year ended October 31, 2018, the Prior Advisor earned fees in the amount of $391,490, before advisory fee waivers and/or expense reimbursement of $158,834. For the Fund’s fiscal year ended October 31, 2017, the Prior Advisor earned fees in the amount of $389,560 before management fee waivers and/or expense reimbursements in the amount of $155,058. For the Fund’s fiscal year ended October 31, 2016, the Prior Advisor earned fees in the amount of $409,804 before management fee waivers and/or expense reimbursements in the amount of $235,442.

Investors Should Retain this Supplement for Future Reference